Derivative Instruments and Hedging Activities - Summary of Interest Rate Swap Outstanding (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swap, fixed rate	0.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swap, effective date	Apr. 29, 2014
Interest rate swap, maturity date	Feb. 28, 2017
Interest rate swap, fixed rate	0.75%
Interest rate swap, floating rate	1 Month LIBOR
Interest rate swap, notional amount	$ 39,300